Business combinations - Additional Information (Details)						12 Months Ended
	Aug. 04, 2022 EUR (€)	Mar. 29, 2022 EUR (€)	Jun. 09, 2021 EUR (€)	May 06, 2021 EUR (€)	Mar. 02, 2021 EUR (€) tranche	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Apr. 29, 2022 EUR (€)	Apr. 28, 2022 EUR (€)	Apr. 06, 2022 EUR (€)
Business combinations
Percentage of voting interests acquired									70.00%
Cash payment				€ 22,400,000
Total purchase consideration				€ 9,200,000
Additional paid-in capital						€ 590,191,000	€ 606,057,000
Share-based compensation expense						(28,637,000)	(15,431,000)	€ (2,327,000)
Deposit liability							6,000,000.0
Gain of on remeasurement of the previously held equity-accounted investee						7,698,000
Payments to acquire ownership interest						€ 3,837,000
SporTech
Business combinations
Percentage of shares contributed	100.00%
Proportion of ownership interest in associate						49.00%
Pay paid for contribution to equity accounted investee	€ 27,900,000
SportTech AG
Business combinations
Proportion of ownership interest in associate						49.00%
SportTech AG | Bettech
Business combinations
Contribution of business to an associate	€ 10,000,000.0
Fresh Eight Limited
Business combinations
Percentage of voting interests acquired					100.00%
Cash transferred					€ 11,600,000
Deferred consideration payable					500,000
Contingent consideration					€ 600,000
Number of tranches for paying contingent consideration | tranche					3
First tranche additional contingent consideration						€ 4,400,000
Second tranche additional contingent consideration						2,800,000
Third tranche additional contingent consideration						3,400,000
Contingent cash consideration					€ 8,200,000
Transaction costs							439,000
Cash payments					€ 8,200,000
Atrium Sports Inc
Business combinations
Percentage of voting interests acquired				100.00%
Cash transferred				€ 183,000,000.0
Transaction costs							3,900,000
Profit (loss) of acquiree since acquisition date							15,500,000
Revenue of acquiree since acquisition date							19,100,000
Remuneration				€ 13,200,000
Additional paid-in capital						2,400,000	3,200,000
Share-based compensation expense						3,700,000	7,000,000.0
Other comprehensive income of acquire							15,200,000
Pro form revenue of acquire							568,100,000
Pro form net loss, since acquisition date							9,800,000
Pro form profit loss of acquire							1,200,000
Number of instruments or interests issued or issuable				1,805
Deposit liability						3,500,000
Estimated useful life for technology and customer base				10 years
Trade receivables contractual gross				€ 2,865,000
Uncollectible trade receivables date of acquisition				€ 891,000
Interact Sport Pty Ltd
Business combinations
Percentage of voting interests acquired			100.00%
Cash transferred			€ 4,700,000
Deferred consideration payable			400,000
Contingent cash consideration			3,000,000.0
Transaction costs							154,000
Cash payments			€ 3,000,000.0
Deferred consideration payable with held period			15 months
Earn-out compensaiton paid						1,300,000
Deferred compensation paid							€ 263,000
Earn-out compensaiton earned						756,000
Deferred compensation earned						750,000
Vaix Limited
Business combinations
Percentage of voting interests acquired											100.00%
Cash transferred											€ 21,700,000
Deferred consideration payable						5,800,000
Contingent consideration						19,500,000					18,800,000
Contingent cash consideration						17,600,000					23,400,000
Transaction costs						373,000
Profit (loss) of acquiree since acquisition date						(434,000)
Revenue of acquiree since acquisition date						3,300,000
Cash payments						17,600,000					€ 23,400,000
Other comprehensive income of acquire						(198,000)
Pro form revenue of acquire						4,400,000
Pro form net loss, since acquisition date						(264,000)
Pro form profit loss of acquire						(589,000)
Ortec Sports B.V.
Business combinations
Percentage of voting interests acquired										100.00%
Cash transferred										€ 5,700,000
Profit (loss) of acquiree since acquisition date						671,000
Revenue of acquiree since acquisition date						1,726,000,000
Other comprehensive income of acquire						563,000
Pro form revenue of acquire						2,600,000
Pro form net loss, since acquisition date						844,000
Pro form profit loss of acquire						1,000,000.0
NSoft Group
Business combinations
Percentage of voting interests acquired									70.00%
Cash transferred									€ 12,000,000.0
Transaction costs						261,000
Profit (loss) of acquiree since acquisition date						1,500,000
Revenue of acquiree since acquisition date						14,400,000
Other comprehensive income of acquire						1,300,000
Pro form revenue of acquire						21,600,000
Pro form net loss, since acquisition date						2,000,000.0
Pro form profit loss of acquire						2,300,000
Percentage of voting interest held before acquisition date in acquiree										40.00%
Percentage of additional voting interest acquired									30.00%
Fair value of the previous held interest on the date of acquisition										€ 16,200,000
Carrying value of additional voting interest acquired									€ 8,300,000
Gain of on remeasurement of the previously held equity-accounted investee						7,698,000
Bettech Gaming (PTY) LTD
Business combinations
Percentage of voting interests acquired	100.00%
Bettech Gaming (PTY) LTD | SporTech
Business combinations
Cash transferred	€ 7,000,000.0
Percentage of shares acquired	100.00%
Percentage of shares contributed	100.00%
Proportion of ownership interest in associate	49.00%
Pay paid for contribution to equity accounted investee	€ 27,900,000
Gain on contribution of shares						3,000,000.0
Bettech Gaming (PTY) LTD | SportTech AG
Business combinations
Gain on contribution of shares						3,000,000
Sportradar US, LLC
Business combinations
Percentage of voting interests acquired		7.00%
Cash transferred		€ 28,200,000
Decrease in Additional Paid in capital		€ 31,400,000
Additional paid-in capital						€ 3,200,000